Goodwill and Other Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets with indefinite lives
Trademarks	$ 1,024	$ 1,024
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	966	627
Intangible assets with finite lives, gross carrying amount	4,242	4,238
Intangible assets, net	3,276	3,611
Amortization expense on intangible assets	362	154	93
Estimated amortization for intangible assets
2012	411
2013	384
2014	334
2015	289
2016	245
Thereafter	589
Estimated future amortization for intangible assets	2,252
HR Solutions
Estimated amortization for intangible assets
2012	294
2013	275
2014	239
2015	208
2016	174
Thereafter	468
Estimated future amortization for intangible assets	1,658
Risk Solutions
Estimated amortization for intangible assets
2012	117
2013	109
2014	95
2015	81
2016	71
Thereafter	121
Estimated future amortization for intangible assets	594
Trademarks
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	1
Intangible assets with finite lives, gross carrying amount	4	3
Intangible assets, net	3	3
Customer related and contract based
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	615	344
Intangible assets with finite lives, gross carrying amount	2,608	2,605
Intangible assets, net	1,993	2,261
Marketing technology and other
Intangible assets with finite lives
Intangible assets with finite lives, accumulated amortization	350	283
Intangible assets with finite lives, gross carrying amount	606	606
Intangible assets, net	$ 256	$ 323